Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2015 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(15.00%)
Since Inception	2.64%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.75%)
Since Inception	1.51%	[2]
Fidelity Advisor Freedom Blend 2015 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.46%)
Since Inception	1.19%	[3]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.16%)
Since Inception	0.89%	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.39%)
Since Inception	(0.50%)	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.49%)
Since Inception	0.44%	[4]
Fidelity Advisor Freedom Blend 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.07%)
Since Inception	2.54%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0550
Average Annual Return:
Past 1 year	(14.37%)
Since Inception	2.75%

[1]	E From August 31, 2018
[2]	C From August 31, 2018
[3]	B From August 31, 2018
[4]	A From August 31, 2018
[5]	D From August 31, 2018